Intangible Assets and Non-financial Assets Impairment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
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Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage Increase In Discount Rate	0.92%	0.28%
Percentage Decrease In Terminal Growth Rate		0.31%
Amount by which units recoverable amount exceeds its carrying amount	₩ 975,459	₩ 365,774
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Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage Increase In Discount Rate		0.50%
Percentage of decrease in discount rate value in use		(8.80%)
Percentage of decrease in terminal growth rate value in use		(6.70%)
Percentage Decrease In Terminal Growth Rate		0.50%
Decreased Amount Of Value In Use		₩ 262,590
Decreased amount of value in use by changing of terminal growth rate		201,256
Amount by which units recoverable amount exceeds its carrying amount		2,999,393
Impairment losses		₩ 1,330,529